FINANCE INCOME / EXPENSE (Tables)	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Schedule of Finance Income and Cost [Table Text Block]

	For the year ended December 31,
	2017	2016	2015
Finance income
Interest gain	479	60	8
Gain arising for held-for-trading investments	923	3,619	13,453
Gain arising for held-to-maturity investments	—	—	4,941
Gain arising for available-for-sale investments (*)	240	6,325	—
Foreign exchange gain	6,314	6,211	9,153
Subtotal	7,956	16,215	27,555

Finance expense
Interest expense on borrowings	(95)	(41)	(108)
Loss arising for held-for-trading investments	(620)	(2,966)	—
Foreign exchange loss	(9,043)	(14,831)	(19,289)
Other interest	(788)	(776)	(888)
Other	(490)	(613)	(667)
Subtotal	(11,036)	(19,227)	(20,952)
TOTAL	(3,080)	(3,012)	6,603

(*) As of December 31, 2017 and 2016 includes 27 and 52, respectively, related to the gain recognized as Other comprehensive income as of December 31, 2016 and December 31, 2015, respectively.